Segment Information - Schedule of Revenues Related to Space Products and Launch Services (Details) - Revenue [Member] - Customer [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Space Products [Member] | Customer 1 [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	50.00%	0.00%
Space Products [Member] | Customer 2 [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	50.00%	0.00%
Space Products [Member] | Customer 3 [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	0.00%	59.00%
Space Products [Member] | Customer 4 [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	0.00%	0.00%
Launch Services [Member] | Customer 1 [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	0.00%	0.00%
Launch Services [Member] | Customer 2 [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	0.00%	0.00%
Launch Services [Member] | Customer 3 [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	0.00%	0.00%
Launch Services [Member] | Customer 4 [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	0.00%	37.00%